Pensions and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2018
Pensions and Other Post-Employment Benefits
Schedule of defined benefit plans

	2018				2017
	Defined			Net defined	Defined			Net defined
	benefit	Fair value	Effects of	benefit	benefit	Fair value	Effects of	benefit
EURm	obligation	of plan assets	asset ceiling	balance	obligation	of plan assets	asset ceiling	balance
United States	(18 346)	19 616	(573)	697	(19 614)	20 499	(453)	432
Germany	(2 650)	1 145	–	(1 505)	(2 773)	1 203	–	(1 570)
United Kingdom	(1 122)	1 459	–	337	(1 276)	1 552	–	276
Other	(1 837)	2 259	(54)	368	(1 834)	2 281	(46)	401
Total	(23 955)	24 479	(627)	(103)	(25 497)	25 535	(499)	(461)

Schedule of movements in the defined benefit obligation

	2018				2017
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of January 1	(17 096)	(2 518)	(5 883)	(25 497)	(19 784)	(3 061)	(5 818)	(28 663)
Current service cost	(70)	–	(93)	(163)	(75)	–	(105)	(180)
Interest expense	(540)	(79)	(106)	(725)	(652)	(98)	(112)	(862)
Past service cost and gains on curtailments	(44)	–	(8)	(52)	(39)	(1)	43	3
Settlements	–	–	(1)	(1)	13	–	10	23
Total	(654)	(79)	(208)	(941)	(753)	(99)	(164)	(1 016)
Remeasurements:
Gain/(loss) from change in demographic assumptions	36	23	21	80	141	33	(38)	136
Gain/(loss) from change in financial assumptions	938	155	205	1 298	(747)	(141)	(148)	(1 036)
Experience gain/(loss)	56	(10)	33	79	60	204	3	267
Total	1 030	168	259	1 457	(546)	96	(183)	(633)
Translation differences	(717)	(105)	15	(807)	2 422	370	123	2 915
Contributions from plan participants	–	(115)	(23)	(138)	–	(111)	(24)	(135)
Benefits paid	1 475	278	235	1 988	1 555	303	246	2 104
Other	–	(13)	(4)	(16)	10	(16)	(63)	(69)
Total	758	45	223	1 026	3 987	546	282	4 815
As of December 31	(15 962)	(2 384)	(5 609)	(23 955)	(17 096)	(2 518)	(5 883)	(25 497)

Present value of obligations includes EUR 17 593 million (EUR 18 940 million in 2017) of wholly funded obligations, EUR 5 162 million (EUR 5 248 million in 2017) of partly funded obligations and EUR 1 200 million (EUR 1 310 million in 2017) of unfunded obligations.

The movements in the fair value of plan assets for the years ended December 31:

	2018				2017
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of January 1	19 967	532	5 036	25 535	22 301	579	4 890	27 770
Interest income	635	15	95	745	738	16	101	855
Administrative expenses and interest on asset ceiling	(17)	–	(1)	(18)	(17)	–	(1)	(18)
Settlements	–	–	(3)	(3)	(12)	–	(11)	(23)
Total	618	15	91	724	709	16	89	814
Remeasurements:
Return on plan assets, excluding amounts included in interest income	(775)	(25)	(187)	(987)	1 369	37	183	1 589
Total	(775)	(25)	(187)	(987)	1 369	37	183	1 589
Translation differences	868	19	(21)	866	(2 725)	(71)	(111)	(2 907)
Contributions:
Employers	26	6	65	97	28	3	129	160
Plan participants	–	115	23	138	–	111	24	135
Benefits paid	(1 475)	(278)	(145)	(1 898)	(1 555)	(303)	(158)	(2 016)
Section 420 Transfer(1)	(13)	13	–	–	(160)	160	–	–
Other	3	–	1	4	–	–	(10)	(10)
Total	(591)	(125)	(77)	(793)	(4 412)	(100)	(126)	(4 638)
As of December 31	19 219	397	4 863	24 479	19 967	532	5 036	25 535
(1)	Section 420 Transfer. Refer to ‘Future Cash Flow’ section below.

The movements in the funded status for the years ended December 31:

	2018				2017
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of January 1	2 871	(1 986)	(847)	38	2 517	(2 482)	(928)	(893)
Current service cost	(70)	–	(93)	(163)	(75)	–	(105)	(180)
Interest income/(expense)	78	(64)	(12)	2	69	(82)	(12)	(25)
Past service cost and gains on curtailments	(44)	–	(8)	(52)	(39)	(1)	43	3
Settlements	–	–	(4)	(4)	1	–	(1)	–
Total	(36)	(64)	(117)	(217)	(44)	(83)	(75)	(202)
Remeasurements:
Return on plan assets, excluding amounts included in interest income	(775)	(25)	(187)	(987)	1 369	37	183	1 589
Gain/(loss) from change in demographic assumptions	36	23	21	80	141	33	(38)	136
Gain/(loss) from change in financial assumptions	938	155	205	1 298	(747)	(141)	(148)	(1 036)
Experience gain/(loss)	56	(10)	33	79	60	204	3	267
Total	255	143	72	470	823	133	–	956
Translation differences	151	(86)	(6)	59	(303)	299	12	8
Employer contributions	26	6	65	97	28	3	129	160
Benefits paid	–	–	90	90	–	–	88	88
Section 420 Transfer(1)	(13)	13	–	–	(160)	160	–	–
Other	3	(13)	(3)	(13)	10	(16)	(73)	(79)
Total	167	(80)	146	233	(425)	446	156	177
As of December 31	3 257	(1 987)	(746)	524	2 871	(1 986)	(847)	38

(1)   Section 420 Transfer. Refer to ‘Future Cash Flow’ section below.

The movements in the impact of the asset ceiling limitation for the years ended December 31:

	2018				2017
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of January 1	(453)	–	(46)	(499)	(265)	–	(40)	(305)
Interest expense	(16)	–	(1)	(17)	(11)	–	(1)	(12)
Remeasurements:
Change in asset ceiling, excluding amounts included in interest expense	(76)	–	(6)	(82)	(224)	–	(9)	(233)
Translation differences	(28)	–	(1)	(29)	47	–	4	51
As of December 31	(573)	–	(54)	(627)	(453)	–	(46)	(499)

Schedule of net balances

	2018				2017
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of December 31	2 684	(1 987)	(800)	(103)	2 418	(1 986)	(893)	(461)

Schedule of recognized in the income statement

EURm	2018	2017	2016
Current service cost(1)	163	180	155
Past service cost and gains on curtailments(2)	52	(3)	2
Interest expense(3)	15	37	65
Settlements(2)	4	–	–
Total	234	214	222
Of which relates to:
United States pensions	52	55	32
United States Opeb	64	83	92
Other pensions	118	76	98

(1)   Included in operating expenses within the consolidated income statement.

(2)   Included in other operating income and expense within the consolidated income statement.

(3)   Included in financial income and expense within the consolidated income statement.

Schedule of recognized in comprehensive income

EURm	2018	2017	2016
Return on plan assets, excluding amounts included in interest income	(987)	1 589	1 340
Gain from change in demographic assumptions	80	136	81
Gain/(loss) from change in financial assumptions	1 298	(1 036)	(954)
Experience gain	79	267	358
Change in asset ceiling, excluding amounts included in interest expense	(82)	(233)	(259)
Total	388	723	566
Of which relates to:
United States pensions	179	599	701
United States Opeb	143	133	166
Other pensions	66	(9)	(301)

Schedule of actuarial assumptions

	2018	2017	2018
	Discount rate %		Mortality table
United States	3.9	3.3	RP–2014 w/MP–2018 mortality projection scale
Germany	1.6	1.3	Heubeck 2018G
United Kingdom(1)	2.7	2.5	S2PA Light
Total weighted average for all countries	3.5	2.9
(1)	Tables are adjusted with 1.5% long-term rate of improvement.

The principal actuarial weighted average assumptions used for determining the defined benefit obligation:

%	2018	2017
Discount rate for determining present values	3.5	2.9
Annual rate of increase in future compensation levels	1.9	1.9
Pension growth rate	0.4	0.4
Inflation rate	2.1	2.1
Weighted average duration of defined benefit obligations	11 yrs	11 yrs

Schedule of sensitivity analysis

The sensitivity of the defined benefit obligation to changes in the principal assumptions:

			Increase in assumption(1)	Decrease in assumption(1)
	Change in assumption		EURm	EURm
Discount rate for determining present values	1.0%		2 154	(2 593)
Annual rate of increase in future compensation levels	1.0%		(116)	100
Pension growth rate	1.0%		(494)	430
Inflation rate	1.0%		(454)	367
Healthcare cost trend rate	1.0%		(41)	34
Life expectancy	1	year	(882)	829
(1)	Positive movement indicates a reduction in the defined benefit obligation; a negative movement indicates an increase in the defined benefit obligation.

Schedule of Investment strategies

	2018				2017
EURm	Quoted	Unquoted	Total	%	Quoted	Unquoted	Total	%
Equity securities	1 735	23	1 758	7	1 857	1	1 858	7
Fixed income securities	17 195	203	17 398	71	17 810	44	17 854	70
Insurance contracts	–	901	901	4	–	1 013	1 013	4
Real estate	–	1 332	1 332	5	–	1 350	1 350	5
Short-term investments	515	40	555	2	709	14	723	3
Private equity and other	114	2 421	2 535	11	–	2 737	2 737	11
Total	19 559	4 920	24 479	100	20 376	5 159	25 535	100

Schedule of expected contributions

					Other	Total for
	US Pension	US Post-retirement			Countries	Group
				Medicare subsidy
				for formerly
EURm	Non-qualified plans	Non-represented	Other benefit plans	union represented(1)
2019	26	9	3	(14)	53	77
2020	26	8	3	(13)
2021	25	8	3	(13)
2022	25	8	10	(12)
2023	24	7	50	(12)
2024-2028	114	30	261	(49)
(1)	Medicare Subsidy is recorded within other movements in the reconciliation of the present value of the defined benefit obligation.

Schedule of expected benefit payments

	United States direct benefit payments					Other countries	Total
	Pension			Post-retirement
	Qualified	Qualified	Non-qualified	Formerly union	Non-union
EURm	management	occupational	plans	represented	represented
2019	1 284	277	26	128	54	262	2 031
2020	1 089	264	26	162	55	257	1 853
2021	1 045	252	25	158	56	272	1 808
2022	1 008	240	25	140	57	265	1 735
2023	970	228	24	128	57	297	1 704
2024-2028	4 275	964	114	513	291	1 446	7 603

United States
Pensions and Other Post-Employment Benefits
Schedule of defined benefit plans

	2018				2017
	Defined			Net defined	Defined			Net defined
	benefit	Fair value	Effects of	benefit	benefit	Fair value	Effects of	benefit
EURm	obligation	of plan assets	asset ceiling	balance	obligation	of plan assets	asset ceiling	balance
Pension benefits
Management (salaried and others)	(12 860)	14 617	–	1 757	(13 750)	15 263	(2)	1 511
Occupational (formerly union represented)	(2 766)	4 602	(573)	1 263	(2 995)	4 704	(451)	1 258
Supplemental	(336)	–	–	(336)	(351)	–	–	(351)
Total	(15 962)	19 219	(573)	2 684	(17 096)	19 967	(453)	2 418
Post-retirement benefits
Health (non-union represented)	(66)	–	–	(66)	(76)	–	–	(76)
Health (formerly union represented)	(972)	184	–	(788)	(1 026)	264	–	(762)
Group life (non-union represented)	(885)	149	–	(736)	(929)	186	–	(743)
Group life (formerly union represented)	(460)	64	–	(396)	(486)	82	–	(404)
Other	(1)	–	–	(1)	(1)	–	–	(1)
Total	(2 384)	397	–	(1 987)	(2 518)	532	–	(1 986)

Schedule of actuarial assumptions

%	2018	2017
Benefit obligation, discount rate
Pension	3.9	3.3
Post-retirement healthcare and other	3.7	3.1
Post–retirement group life	4.0	3.4
Annual rate of increase in future compensation levels	2.05	2.06
Assumed healthcare cost trend rates
Healthcare costs trend rate assumed for next year	6.3	11.5
Healthcare cost trend rate assumed for next year (excluding post-retirement dental benefits)	6.4	11.8
Terminal growth rate	4.9	4.9
Year that the rate reaches the terminal growth value	2028	2028

Schedule of Investment strategies

	Pension target	Percentage of	Post-retirement	Percentage of post-
%	allocation range	plan assets	target allocation	employment plan assets
Equity securities	5 - 9	4	46	46
Fixed income securities	67 - 89	78	17	17
Real estate	4 - 8	6	–	–
Short-term investments	–	–	37	37
Private equity and other	6 - 13	12	–	–
Total		100	100	100